Inventories - Amount of the Inventory Write-downs Charged to the Consolidated Statement of Income and Write-off of Inventories (Detail) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Charged to cost of products that have been resold	₩ 2,509,000	₩ 6,079,000	₩ 3,751,000
Write-off upon sale	₩ (2,396,000)	₩ (2,820,000)	₩ (1,299,000)